EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE SMALL-CAP FUND

(the “Funds”)

Supplement to Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2025

as may be supplemented and/or revised from time to time

1.	The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Large-Cap Value Fund” in the Funds’ Prospectus:

Portfolio Managers

Bradley T. Galko, CFA, Managing Director of Morgan Stanley and Vice President of BMR, has managed the Fund since February 2020.

Jason Kritzer, CFA, Managing Director of Morgan Stanley and Vice President of BMR, has managed the Fund since October 16, 2025.

2.	The following replaces the third paragraph under “Large-Cap Value Fund.” under “Management and Organization” in the Funds’ Prospectus:

Large-Cap Value Fund is managed by Bradley T. Galko, CFA and Jason Kritzer, CFA. Mr. Galko has served as portfolio manager of the Fund since February 2020 and manages other Eaton Vance portfolios. Mr. Kritzer has served as portfolio manager of the Fund since October 16, 2025 and manages other Eaton Vance portfolios. Messrs. Galko and Kritzer are Managing Directors of Morgan Stanley and Vice Presidents of BMR and have been employees of the Morgan Stanley organization for more than five years.

3.	The following replaces Aaron S. Dunn in the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jason Kritzer(4)
Registered Investment Companies(3)	1	$835.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(3)     Includes the Fund.

(4)     As of August 31, 2025.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Large-Cap Value Fund
Jason Kritzer	$10,001 - $50,000(1)	$500,001 - $1,000,000

(1)     As of August 31, 2025.

October 16, 2025	58650-00 10.16.25